EVENTIDE MULTI-ASSET INCOME FUND

Class A: ETAMX Class C: ETCMX Class I: ETIMX Class N: ETNMX

a series of Mutual Fund Series Trust (the “Fund”)

March 2, 2020

The information in this Supplement amends certain information contained in the Fund’s Summary Prospectus, and Prospectus, dated November 1, 2019, as supplemented November 25, 2019, and should be read in conjunction with such Summary Prospectus and Prospectus.

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The following changes to the Summary Prospectus and Prospectus are effective March 1, 2020:

The sections of the Fund's Summary Prospectus and Prospectus entitled "Fund Summary/Eventide Multi-Asset Income Fund –Fees and Expenses of the Fund” are hereby replaced in their entirety with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15

Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	0.00%
Other Expenses	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.22%	1.97%	1.17%	0.97%
Fee Waiver and/or Expense Reimbursement[1]	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%	1.82%	1.02%	0.82%

1. The Fund’s adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.07%, 1.82%, 1.02% and 0.82% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2021. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Adviser and upon the termination of the Management Agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example of Hypothetical Fund Costs. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2021, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$678	$926	$1,193	$1,955
Class C	$185	$604	$1,049	$2,284
Class N	$104	$357	$629	$1,407
Class I	$84	$294	$522	$1,176

The following paragraphs replace the first two paragraphs under the section of the Fund's Prospectus entitled "Management of the Fund – Advisory Fees”:

“The Fund is authorized to pay the Adviser an annual fee based on its average daily net assets. The advisory fee is paid monthly. The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2021. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser and upon the termination of the Management Agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three-year basis

(within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

The following table describes (i) the contractual advisory fee, (ii) the advisory fees, after waivers, as a percentage of the Fund’s average net assets, received by the Adviser for the Fund’s most recent fiscal year, (iii) the expense limitation for the Fund.

	Contractual Advisory Fee	Net Advisory Fee Received	Expense Limitation
Multi-Asset Income Fund	0.60%	0.60%*	Class A: 1.07% Class C: 1.82% Class N: 1.02% Class I: 0.82%

*Prior to March 1, 2020 and throughout the Fund’s most recent fiscal year, the Fund’s contractual advisory fee was 0.73%.

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You should read this Supplement in conjunction with the Summary Prospectus, dated November 1, 2019, and the Prospectus and the Statement of Additional Information, each dated November 1, 2019, as supplemented November 25, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

MULTI-ASSET INCOME FUND

ETAMX Class A Shares ETCMX Class C Shares

ETNMX Class N Shares ETIMX Class I Shares

(the “Fund”)

March 2, 2020

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2019, as supplemented November 25, 2019, and should be read in conjunction with such SAI.

The following changes to the SAI are effective March 1, 2020.

The fourth paragraph contained under the section of the Fund’s SAI entitled “ADVISER AND SUB-ADVISERS - ADVISER”: is hereby replaced with the following:

For its services under the Management Agreement, the Adviser is paid a monthly management fee at the annual rate of 0.60% of the average daily net assets for the Fund. The Adviser pays expenses incurred by it in connection with acting as adviser, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Fund’s Management Agreement. The Adviser pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred to below. The Adviser also pays management fees associated with any sub-advisory services supporting the Fund.

The sixth paragraph contained under the section of the Fund’s SAI entitled “ADVISER AND SUB-ADVISERS - ADVISER”: is hereby replaced with the following:

The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.07%, 1.82%, 1.02% and 0.82% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2021. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser and upon the termination of the Management Agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

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You should read this Supplement in conjunction with the Summary Prospectus, dated November 1, 2019, and the Prospectus and the Statement of Additional Information, each dated November 1, 2019, as supplemented November 25, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.